Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM INVESTMENT FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 30, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 27, 2014